Asset Impairment (Schedule Of Asset Impairment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Impairment [Abstract]
Flight equipment held for operating leases (Note 6)	$ 16,322	$ 21,828	$ 25,616
Other assets	13		539
Asset impairment	$ 16,335	$ 21,828	$ 26,155